SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

27.   SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

Short-term debts represent:

	December 31,
	2018	2019
	RMB	RMB
Third parties’ debts
Short-term bank loans	17,088	25,709
RMB denominated	13,201	25,619
US Dollar ("USD") denominated	3,887	90
Short-term other loans	300	22
RMB denominated	300	22
Current portion of long-term bank loans	12,074	1,790
RMB denominated	12,039	1,765
USD denominated	35	25
Current portion of long-term corporate bonds	—	13,000
RMB denominated	—	13,000
	12,074	14,790
	29,462	40,521
Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	27,304	5,465
RMB denominated	3,061	2,709
USD denominated	22,780	2,236
Hong Kong Dollar ("HKD") denominated	1,441	495
Euro denominated	22	25
Current portion of long-term loans	4,361	37,824
RMB denominated	4,361	37,824
	31,665	43,289
	61,127	83,810

The Group’s weighted average interest rates on short-term loans were 3.37% and 3.11% per annum as of December 31, 2018 and 2019, respectively. The above borrowings are unsecured.

Long-term debts represent:

		December 31,
	Interest rate and final maturity	2018	2019
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 5.23% per annum as of December 31, 2019 with maturities through 2034	31,025	31,714

USD denominated	Interest rates ranging from 1.55% to 4.29% per annum as of December 31, 2019 with maturities through 2031	109	75
		31,134	31,789

Corporate bonds(i)

RMB denominated	Fixed interest rates ranging from 3.70% to 4.90% per annum as of December 31, 2019 with maturities through 2022	20,000	20,000
USD denominated	Fixed interest rates ranging from 3.13% to 4.25% per annum as of December 31, 2019 with maturities through 2043	11,951	12,157
		31,951	32,157
Total third parties’ long-term debts		63,085	63,946

Less: Current portion		(12,074)	(14,790)
		51,011	49,156
Long-term loans from Sinopec Group Company and fellow subsidiaries

RMB denominated	Interest rates ranging from interest free to 5.50% per annum as of December 31, 2019 with maturities through 2034	46,877	47,450

Less: Current portion		(4,361)	(37,824)
		42,516	9,626
		93,527	58,782

Short-term and long-term bank loans, short-term other loans and loans from Sinopec Group Company and fellow subsidiaries are primarily unsecured and carried at amortized cost.

Note:

(i) These corporate bonds are carried at amortized cost. As of December 31, 2019, RMB 12,157 (USD denominated corporate bonds) are guaranteed by Sinopec Group Company.